Accrued and other liabilities - Accrued and Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Costs to be paid	€ 233.9	€ 252.1
Personnel related items	757.4	654.6
Derivative financial instruments	20.0	3.9
Operating, Lease liabilities	176.3	209.4
Provisions	84.8	30.7
Standard warranty reserve	119.1	128.4	€ 59.8
Other	12.0	1.8
Accrued and other liabilities	1,403.5	1,280.9
Less: non-current portion of accrued and other liabilities	257.5	241.0
Current portion of accrued and other liabilities	€ 1,146.0	€ 1,039.9